PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,274,814		¥ 1,436,080		$ 183,611
Less: accumulated depreciation	(432,884)		(494,140)		(62,348)
Property, plant and equipment before impairment	841,930		941,940		121,263
Impairment charges	(66,592)	$ (9,591)	(23,125)
Property, plant and equipment after impairment	775,338		918,815		111,672
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	227,196		230,482		32,723
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	899,281		1,095,973		129,523
Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,804		10,679		2,276
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,621		2,171		378
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,277		3,741		1,048
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 122,635		¥ 93,034		$ 17,663